Timber Point Capital Management, LLC

Timber Point Global Allocations Fund

Institutional Class Shares: CGHIX

Timber Point Alternative Income Fund

Institutional Class Shares: AIIFX

each a series of

360 Funds

Supplement dated December 29, 2025,

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated January 28, 2025

At a meeting of the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) held on October 16, 2025 the Board approved an amendment to the Expense Limitation Agreement (the “Amendment”) between the Trust and the Timber Point Capital Management, LLC (the “Adviser”) to reduce the Timber Point Global Allocations Fund’s (the “Global Fund”) maximum operating expenses from 1.60% to 1.50% and the Timber Point Alternative Income Fund’s (the “Income Fund” and collectively with the Global Fund the “Funds”) maximum operating expenses from 1.70% to 1.50%. The Amendment will take effect on January 1, 2026. As a result, effective December 31, 2025, the following amendments are made to the Funds’ Prospectus and Statement of Additional Information (“SAI”).

The following replaces the section labeled “FUND SUMMARY – TIMBER POINT GLOBAL ALLOCATIONS FUND – Fees and Expenses of the Fund” beginning on page 2 of the Funds’ Prospectus:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

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Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Services Fees	0.15%
Other Expenses
Dividends from Securities Sold Short and Interest Expense	0.00%
Other Operating Expenses	1.23%
Acquired Fund Fees and Expenses[1]	0.58%
Total Annual Fund Operating Expenses[2]	2.86%
Fee Waivers and Expense Reimbursements	(0.63)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2,3]	2.23%

1.	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
3.	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% of the average daily net assets of each share class of the Fund beginning January 1, 2026 through January 31, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$226	$827	$1,453	$3,140

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The following replaces the section labeled “FUND SUMMARY – TIMBER POINT ALTERNATIVE INCOME FUND – Fees and Expenses of the Fund” beginning on page 11 of the Funds’ Prospectus:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Services Fee	0.15%
Other Expenses
Dividends From Securities Sold Short and Interest Expense	0.00%
Other Operating Expenses	1.41%
Acquired Fund Fees and Expenses[1]	0.25%
Total Annual Fund Operating Expenses[2]	2.61%
Fee Waivers and Expense Reimbursements	(0.71)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2,3]	1.90%

1.	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.
3.	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% of the average daily net assets of each share class of the Fund beginning January 1, 2026 through January 31, 2027. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.

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Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$193	$744	$1,322	$2,892

The following replaces the information under the sub-heading “Investment Adviser” under the section labeled “MANAGEMENT” beginning on page 39 of the Prospectus:

Investment Adviser. Timber Point, located at 555 Pleasantville Road, Suite N202, Briarcliff Manor, NY 10510, serves as investment adviser to each Fund. Subject to the authority of the Board, Timber Point is responsible for the overall management of each Fund’s business affairs. Timber Point was established in 2020 and serves primarily individual investors, financial advisers, and registered investment companies. The Adviser is registered with the SEC as an investment adviser under the 1940 Act. As of December 31, 2024, Timber Point had approximately $115 million in assets under management.

Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser, monthly, an annual advisory fee based on the Fund’s average daily net assets. The Global Fund’s management fee is 0.90% and the Income Fund’s management fee is 0.80%. For the fiscal year ended September 30, 2025, the Global Fund paid an investment advisory fee to the Adviser at an annual rate of []% of the average daily net assets of the Fund after waivers and reimbursements. For the same period, the Income Fund paid an investment advisory fee to the Adviser at an annual rate of []% of the average daily net assets of the Fund after waivers and reimbursements. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Fund’s Annual Financial Statements and Other Information for the period ended September 30, 2025.

Each Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement, the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% for each Fund beginning January 1, 2026 through January 31, 2027, subject thereafter to annual renewal of the agreement by the Board.

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Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment. Before January 31, 2027, the agreement cannot be terminated without the approval of the Funds’ Board of Trustees.

Changes to the SAI

The following replaces paragraph 6 under the sub-heading “Investment Advisers” under the heading “MANAGEMENT AND ADMINISTRATION” beginning on page 37 of the SAI:

Effective May 29, 2020, each Fund’s Investor Class shares were converted to Institutional Class shares. Effective September 28, 2018, each Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder services fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through December 31, 2025, and to not more than 1.50% for each Fund beginning January 1, 2026 through January 31, 2027, subject thereafter to annual renewal of the agreement by the Board.

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You should read this Supplement in conjunction with the Prospectus and SAI dated January 28, 2025, each as may be amended from time to time, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds at (877) 244-6235.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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